Commitments and Contingencies - Future minimum payments due (Details) - VELODYNE LIDAR, INC AND SUBSIDIARIES - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2020 (remaining six months)	$ 2,120
2020		$ 4,246
2021	4,024	4,026
2022	3,296	3,296
2023	3,358	3,358
2024	3,459	3,459
Thereafter	11,012	11,012
Net minimum lease payments	27,269	29,397
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2020 (remaining six months)	155
2020		310
2021	233	233
2022	14	14
Net minimum lease payments	402	557
Less amount representing interest	(18)	(33)
Present value of net minimum lease payments	384	524
Less current portion	(275)	(285)
Long-term obligations as at the end of period	$ 109	$ 239